OTHER NON-CURRENT LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
OTHER NON-CURRENT LIABILITIES
Other non-current liabilities	¥ 24,994	¥ 7,720